Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents at the end of the reporting period consist of the following:

	2025	2024
Cash and bank balances	Ps. 5,807	Ps. 3,300
Cash equivalents (see Note 3.5)	22,260	29,479
Total	Ps. 28,067	Ps. 32,779